Restructuring and Tangible Asset Impairment Charges - Summary of Restructuring Charges (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Restructuring Cost and Reserve [Line Items]
Severance and related costs	$ 469	$ 6	$ 3,128	$ 61,857	$ 9,511
Facility closing costs	(537)		(1,735)	775	(1,171)
Tangible asset impairment charges	1,860		7,530	9,260	2,172
Total	$ 1,792	$ 6	$ 8,923	$ 71,892	$ 10,512